Additional Information-Financial Statement Schedule I - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash provided by operating activities	$ 20,897	$ 37,685	$ 32,573
Net cash provided by investing activities	55,025	18,011	19,626
Net cash used in financing activities	(147,214)	(15,048)	(39,033)
Effect of exchange rate changes on cash and cash equivalents	432	11,965	4,691
NET DECREASE IN CASH AND CASH EQUIVALENTS	(70,860)	52,613	17,857
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	201,557	148,944	131,087
CASH AND CASH EQUIVALENTS, END OF THE YEAR	130,697	201,557	148,944
Total China Digital TV Holding Co., Ltd Shareholders' equity
Net cash provided by operating activities	88,986	59,956	17,554
Net cash provided by investing activities	820	1,152	3,652
Net cash used in financing activities	(92,020)	(76,779)	(39,033)
Effect of exchange rate changes on cash and cash equivalents			6,943
NET DECREASE IN CASH AND CASH EQUIVALENTS	(2,214)	(15,671)	(10,884)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	7,132	22,803	33,687
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 4,918	$ 7,132	$ 22,803